Condensed Consolidated Statements of Operations and Comprehensive Loss (Unaudited) - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021
Income Statement [Abstract]
Sales	$ 1,484,958	$ 1,514,692	$ 3,855,665	$ 4,778,527
Cost of goods sold	912,010	917,124	2,776,418	2,931,088
Gross profit	572,948	597,568	1,079,247	1,847,439
Operating expenses:
Depreciation and amortization	59,586	116,359	188,199	368,323
Selling, general and administrative	1,952,670	2,307,830	5,426,185	4,970,580
Professional fees	259,142	326,800	963,149	839,831
Total operating expenses	2,271,398	2,750,989	6,577,533	6,178,734
Loss from operations	(1,698,450)	(2,153,421)	(5,498,286)	(4,331,295)
Other income (expense)
Interest expense, net	(366,840)	(492,783)	(3,312,370)	(2,236,545)
Loss on settlement of debt	0	0	0	(947,179)
Unrealized gain (loss) on change in fair value of derivative liabilities	(8,077)	0	49,047	0
Other gains	47,255	313,787	119,297	362,522
Total other income (expense)	(407,792)	(178,996)	(3,263,780)	(2,821,202)
Loss before income taxes	(2,106,242)	(2,332,417)	(8,762,066)	(7,152,497)
Provision for income taxes (benefit)	0	0	0	0
Net loss	(2,106,242)	(2,332,417)	(8,762,066)	(7,152,497)
Loss attributable to noncontrolling interest	(95,447)	(23,576)	(266,309)	(23,576.00)
Net loss attributable to Grom Social Enterprises, Inc. stockholders	(2,010,795)	(2,308,841)	(8,495,757)	(7,128,921)
Preferred stock dividend payable on Series C convertible preferred stock	(186,163)	0	(550,223)	0
Net loss attributable to Grom Social Enterprises, Inc. common stockholders	(2,196,958)	(2,308,841)	(9,045,980)	(7,128,921)
Comprehensive loss:
Foreign currency translation adjustment	(72,340)	(67,596)	(129,361)	(45,727)
Comprehensive loss	(2,178,582)	(2,400,013)	(8,891,427)	(7,198,224)
Comprehensive loss attributable to noncontrolling interests	(95,447)	(23,576)	(266,309)	(23,576)
Comprehensive loss attributable to Grom Social Enterprises, Inc. common stockholders	$ (2,083,135)	$ (2,376,437)	$ (8,625,118)	$ (7,174,648)